Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2013	2014
Income tax receivable	$20,427	$22,415
Leased equipment deposit	41,760	—
Other current assets	8,783	178

Total	$70,970	$22,593